Document and Entity Information	May 26, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	BROWN FORMAN CORP
Amendment Flag	false
Entity Central Index Key	0000014693
Document Type	8-K
Document Period End Date	May 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-00123
Entity Tax Identification Number	61-0143150
Entity Address, Address Line One	850 Dixie Highway
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40210
City Area Code	(502)
Local Phone Number	585-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock (voting), $0.15 par value
Trading Symbol	BFA
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock (nonvoting), $0.15 par value
Trading Symbol	BFB
Security Exchange Name	NYSE
M 1.200 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Notes due 2026
Trading Symbol	BF26
Security Exchange Name	NYSE
M 2.600 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.600% Notes due 2028
Trading Symbol	BF28
Security Exchange Name	NYSE